Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill and Intangible Assets
Intangible assets at December 31, 2025 and 2024 are summarized as follows:

	December 31,
	2025	2024
	(In thousands)
Goodwill	$110,715	$110,715
Core deposit intangibles	6,946	8,964
Other intangible assets	1,248	—
Mortgage servicing rights	1,393	1,329

	$120,302	$121,008

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense
Scheduled amortization of core deposit intangibles for each of the next five years and thereafter is as follows:

Year Ended December 31,	Core Deposit Intangible Amortization
(In thousands)
2026	$1,829
2027	1,615
2028	1,361
2029	994
2030	657
Thereafter	490

Total	$6,946